PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 4,634	$ 7,381
Hedging transaction asset	3,546	7,083
Prepaid expenses	16,678	13,984
Other current assets	8,019	12,218
Total prepaid expenses and other current assets	$ 32,877	$ 40,666